Segment Reporting (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Number of segment	1
Percentage of revenue	15.50%	13.40%
CODM, Description	The Company operates as a single reportable segment. The Company manufactures and sells agricultural machinery cab assemblies, construction machinery cab assemblies, excavator cab assemblies, and special-shaped steel pipes. All products are manufactured at a single facility located in China. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	CEO [Member]